World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
July 31, 2012

Dates Covered
Collections Period	07/01/12 -07/31/12
Interest Accrual Period	07/16/12 -08/14/12
30/360 Days	30
Actual/360 Days	30
Distribution Date	08/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/12	450,736,786.87	32,027
Yield Supplement Overcollateralization Amount at 06/30/12	16,976,663.02	0

Receivables Balance at 06/30/12	467,713,449.89	32,027
Principal Payments	20,810,737.69	1,047
Defaulted Receivables	1,036,365.17	55
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/12	15,900,747.67	0

Pool Balance at 07/31/12	429,965,599.36	30,925

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	6,478,753.00	520
Past Due 61-90 days	1,393,570.73	97
Past Due 91 + days	317,802.13	22

Total	8,190,125.86	639

Total 31+ Delinquent as % Ending Pool Balance	1.90%

Recoveries	687,556.27

Aggregate Net Losses/(Gains) - July 2012	348,808.90

Overcollateralization Target Amount	25,797,935.96
Actual Overcollateralization	25,797,935.96

Weighted Average APR	3.65%
Weighted Average APR, Yield Adjusted	5.94%
Weighted Average Remaining Term	42.85

Flow of Funds	$ Amount

Collections	22,881,008.09
Advances	(2,467.37)
Investment Earnings on Cash Accounts	3,006.17
Servicing Fee	(389,761.21)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	22,491,785.68

Distributions of Available Funds
(1) Class A Interest	418,864.82
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	19,524,916.26
(9) Distribution to Certificateholders	2,450,335.48
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	22,491,785.68

Servicing Fee	389,761.21
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 07/16/12	423,692,579.66
Principal Paid	19,524,916.26
Note Balance @ 08/15/12	404,167,663.40

Class A-1
Note Balance @ 07/16/12	0.00
Principal Paid	0.00
Note Balance @ 08/15/12	0.00
Note Factor @ 08/15/12	0.0000000%

Class A-2
Note Balance @ 07/16/12	33,964,579.66
Principal Paid	19,524,916.26
Note Balance @ 08/15/12	14,439,663.40
Note Factor @ 08/15/12	6.9421459%

Class A-3
Note Balance @ 07/16/12	213,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/12	213,000,000.00
Note Factor @ 08/15/12	100.0000000%

Class A-4
Note Balance @ 07/16/12	127,995,000.00
Principal Paid	0.00
Note Balance @ 08/15/12	127,995,000.00
Note Factor @ 08/15/12	100.0000000%

Class B
Note Balance @ 07/16/12	24,366,000.00
Principal Paid	0.00
Note Balance @ 08/15/12	24,366,000.00
Note Factor @ 08/15/12	100.0000000%

Class C
Note Balance @ 07/16/12	24,367,000.00
Principal Paid	0.00
Note Balance @ 08/15/12	24,367,000.00
Note Factor @ 08/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	516,533.94
Total Principal Paid	19,524,916.26

Total Paid	20,041,450.20

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	18,114.44
Principal Paid	19,524,916.26

Total Paid to A-2 Holders	19,543,030.70

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6466957
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.4450129

Total Distribution Amount	25.0917086

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0870887
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	93.8697897

Total A-2 Distribution Amount	93.9568784

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 06/30/12	76,396.40
Balance as of 07/31/12	73,929.03
Change	(2,467.37)

Reserve Account
Balance as of 07/16/12	2,064,965.17
Investment Earnings	287.26
Investment Earnings Paid	(287.26)
Deposit/(Withdrawal)	—
Balance as of 08/15/12	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17